Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Sep. 30, 2023
CURRENT ASSETS:
Cash and cash equivalent		$ 9,817,254	$ 7,476,247
Short term investment			1,000,000
Accounts receivable, net		1,543,160	1,975,716
Bank acceptance notes receivable		3,337,137	4,131,392
Inventories, net		5,049,688	4,991,435
Prepayment to suppliers, net		803,924	708,248
Investment in trading securities		8,323,587	13,943,019
Other current assets		894,460	286,564
TOTAL CURRENT ASSETS		29,769,210	34,512,621
Property and equipment, net		8,610,279	9,143,583
Construction in progress		5,640,063	2,867,683
Intangible assets, net		4,539,347	3,423,582
Long term investment		3,359,786	606,005
Operating lease right of use assets			59,300
Deferred tax assets		424,474	10,778
Prepayments for property and equipment		660,569	634,442
TOTAL ASSETS		53,003,728	51,257,994
CURRENT LIABILITIES:
Bank loans			479,715
Accounts payable		4,125,597	3,592,687
Contract liabilities		489,784	1,028,318
Deferred government grants-current		78,718	76,812
Taxes payable		315,328	203,498
Operating lease liabilities, current			73,560
Due to related party		$ 2,851,526
Other Liability, Current, Related Party [Extensible Enumeration]		Related Party [Member]
Accrued expenses and other payables		$ 915,032	1,205,549
TOTAL CURRENT LIABILITIES		8,775,985	6,660,139
LONG TERM LIABILITIES
Operating lease liabilities, noncurrent			24,575
Deferred government grants - noncurrent		134,394	221,879
TOTAL LIABILITIES		8,910,379	6,906,593
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Ordinary Shares, $0.00833335 par value, 100,000,000 and 20,000,000 shares authorized, 7,226,480 and 7,226,480 Ordinary Shares issued and outstanding as of September 30, 2024 and 2023 respectively	[1]	59,583	59,583
Additional paid-in capital		36,410,931	36,410,931
Statutory Reserve		3,266,081	3,162,333
Retained earnings		4,349,377	5,896,373
Accumulated other comprehensive loss		(1,342,128)	(2,737,087)
Total shareholders' equity attributable to BGM Group Ltd		42,743,844	42,792,133
Noncontrolling interests		1,349,505	1,559,268
TOTAL SHAREHOLDERS' EQUITY		44,093,349	44,351,401
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 53,003,728	$ 51,257,994

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.